Net financial income/(expense) (Tables)	12 Months Ended
Dec. 31, 2024
Finance income expense [Abstract]
Disclosure of detailed information about changes in net financial incomeExpense [Table Text Block]

(Million euro)	2024	2023	Var. %
Financial income from infrastructure project financing	43	34	26%
Financial expense from infrastructure project financing	(382)	(362)	6%
Net financial income/(expense) from financing, infrastructure project companies	(339)	(328)	3%
Net financial income/(expense) from derivatives and other fair value adjustments, infrastructure project companies	9	13	(31)%
Other net financial income/(expense), infrastructure project companies	(81)	(57)	42%
Other net financial income/(expense), infrastructure project companies	(72)	(44)	64%
Net financial income/(expense) from infrastructure projects	(411)	(372)	10%
Financial income, other companies	169	216	(22)%
Financial expense, other companies	(95)	(105)	(10)%
Net financial income/(expense) from financing, other companies	74	111	(33)%
Net financial income/(expense) from derivatives and other fair value adjustments, other companies	574	11	5118%
Other net financial income/(expense), other companies	37	20	85%
Other net financial income/(expense), other companies	611	31	1871%
Net financial income/(expense), other companies	685	142	382%
Total net financial income/(expense)	274	(230)	(219)%

(Million euro)	2023	2022	Var. %
Financial income from infrastructure project financing	34	8	325%
Financial expense from infrastructure project financing	(362)	(251)	44%
Net financial income/(expense) from financing, infrastructure project companies	(328)	(243)	35%
Net financial income/(expense) from derivatives and other fair value adjustments, infrastructure project companies	13	(105)	(112)%
Other net financial income/(expense), infrastructure project companies	(57)	(17)	235%
Other net financial income/(expense), infrastructure project companies	(44)	(122)	(64)%
Net financial income/(expense) from infrastructure projects	(372)	(365)	2%
Financial income, other companies	216	104	108%
Financial expense, other companies	(105)	(103)	2%
Net financial income/(expense) from financing, other companies	111	1	11000%
Net financial income/(expense) from derivatives and other fair value adjustments, other companies	11	47	(77)%
Other net financial income/(expense), other companies	20	-	—%
Other net financial income/(expense), other companies	31	47	(34)%
Net financial income/(expense), other companies	142	48	196%
Total net financial income/(expense)	(230)	(317)	(27)%

Disclosure of detailed information about financial expense from infrastructure project companies showing capitalized expenses from toll roads under construction [Table Text Block]

Infrastructure project financing expenses from infrastructures (Million euro)	2024	2023	2022
Accrued financial expenses	(387)	(379)	(347)
Expenses capitalized during the construction period	5	17	96
Financial expenses in P&L	(382)	(362)	(251)